UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.6%
	ADVANCED MATERIALS – 0.7%
2,176	Polypore International, Inc.*	$130,364

	AIRCRAFT & PARTS – 2.7%
10,999	KLX, Inc.*	482,196

	AIRCRAFT PARTS – 2.2%
6,780	B/E Aerospace, Inc.[1]	388,765

	ALCOHOLIC BEVERAGES – 2.4%
5,812	Molson Coors Brewing Co. - Class B	426,485

	ANALYTICAL LAB EQUIPMENT – 0.1%
193	Pall Corp.	24,017

	BANKS – 2.3%
3,267	City National Corp.	301,152
2,834	Hudson City Bancorp, Inc.	26,965
5,649	Susquehanna Bancshares, Inc.	78,465
		406,582
	BASIC & DIVERSIFIED CHEMICALS – 1.2%
4,271	Dow Chemical Co.	222,391

	CABLE & SATELLITE – 0.7%
698	Time Warner Cable, Inc.	126,261

	CABLE VIDEO SERVICES – 5.0%
9,993	DIRECTV*1	909,763

	COMMERCIAL PROFITABLE SPECIALTY PHARMACEUTICALS – 1.9%
6,962	Zoetis, Inc.[1]	346,499

	COMPUTER STORAGE – 1.5%
10,564	EMC Corp.	278,256

	CONSTRUCTION MACHINERY – 1.3%
12,372	Manitowoc Co., Inc.	233,336

	CONSUMER RETAIL CHEMICALS – 1.1%
1,402	Sigma-Aldrich Corp.	195,299

	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – 3.2%
5,839	Hess Corp.	394,249
34,682	Triangle Petroleum Corp.*	177,919
		572,168
	DEVELOPMENT STAGE BIOTECHNOLOGY – 2.7%
2,250	Synageva BioPharma Corp.*	480,172

	DEVELOPMENTAL STAGE SPECIALTY PHARMACEUTICALS – 0.7%
3,288	ACADIA Pharmaceuticals, Inc.*	135,466

	DOLLAR STORES – 3.9%
9,032	Family Dollar Stores, Inc.	700,161

	ENTERPRISE SOFTWARE – 1.0%
10,923	Nuance Communications, Inc.*1	184,271

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GENERIC PHARMACEUTICALS – 5.4%
1,674	Actavis PLC*2	$513,600
4,064	Hospira, Inc.*	359,339
270	Mylan N.V.*2	19,610
40	Perrigo Co. PLC[2]	7,612
1,301	Teva Pharmaceutical Industries Ltd. - ADR[2]	78,190
		978,351
	HEALTH SUPPLEMENT STORES – 2.7%
10,781	GNC Holdings, Inc. - Class A	480,186

	INFRASTRUCTURE SOFTWARE – 1.5%
5,618	Microsoft Corp.	263,259

	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY – 2.5%
10,212	Bank of New York Mellon Corp.	442,792

	INTEGRATED UTILITIES – 0.3%
1,078	Cleco Corp.	58,482

	INTERNET ADVERTISING PORTALS – 5.2%
4,912	IAC/InterActiveCorp[1]	368,744
13,374	Yahoo!, Inc.*	574,213
		942,957
	LOGIC, PROCESSORS & APPLICATION SPECIFIC – 7.4%
3,271	Altera Corp.	159,788
1,778	Broadcom Corp. - Class A	101,079
10,229	Freescale Semiconductor Ltd.*2	461,533
8,801	QUALCOMM, Inc.[1]	613,254
		1,335,654
	MATURE BIOTECHNOLOGY – 3.1%
3,522	Amgen, Inc.[1]	550,348

	MEMORY INTEGRATED CIRCUITS – 0.1%
589	Integrated Silicon Solution, Inc.	12,086

	MEN'S CLOTHING STORES – 1.9%
5,844	Men's Wearhouse, Inc.	339,010

	OILFIELD SERVICES & EQUIPMENT – 1.0%
690	Dresser-Rand Group, Inc.*	58,374
2,887	Halliburton Co.	131,070
		189,444
	ONLINE COMMUNITIES – 0.1%
454	Yelp, Inc.*	21,751

	OTHER INFRASTRUCTURE SOFTWARE – 0.5%
2,058	Informatica Corp.*	99,607

	PASSENGER CAR RENTAL & LEASING – 2.3%
21,021	Hertz Global Holdings, Inc.*	418,108

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHARMACY BENEFITS MANAGEMENT (PBM) – 2.9%
4,942	Catamaran Corp.*2	$295,779
2,305	Omnicare, Inc.	219,643
		515,422
	POWER GENERATION EQUIPMENT – 2.2%
12,198	Babcock & Wilcox Co.	406,071

	PUBLISHING – 1.7%
5,799	Tribune Media Co. - Class A	307,347

	REGIONAL AIRLINE – 1.3%
22,833	Republic Airways Holdings, Inc.*	238,833

	RETAIL REIT – 2.2%
4,731	Macerich Co. - REIT	388,462

	SPECIALTY & OTHER REIT – 2.1%
4,728	Crown Castle International Corp. - REIT	385,568

	TOTAL COMMODITY - RAIL – 3.5%
3,789	Canadian Pacific Railway Ltd.[2]	624,086

	TRAVEL INFORMATION & BOOKING WEBSITES – 0.0%
2	Orbitz Worldwide, Inc.*	23

	TRUCKING – 0.1%
1,098	Quality Distribution, Inc.*	17,370

	TV MEDIA NETWORKS – 2.0%
10,662	Twenty-First Century Fox, Inc. - Class B	356,537

	TOTAL COMMON STOCKS (Cost $15,025,776)	15,614,206

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.7%
	CALL OPTIONS – 0.3%
	AbbVie, Inc.
4	Exercise Price: $65.00, Expiration Date: August 21, 2015	1,440
	Achillion Pharmaceuticals, Inc.
14	Exercise Price: $13.50, Expiration Date: June 19, 2015	70
	Alexion Pharmaceuticals, Inc.
4	Exercise Price: $190.00, Expiration Date: August 21, 2015	1,050
	AOL, Inc.
9	Exercise Price: $52.50, Expiration Date: July 17, 2015	68
9	Exercise Price: $55.00, Expiration Date: July 17, 2015	45
	ARRIS Group, Inc.
9	Exercise Price: $37.50, Expiration Date: November 20, 2015	1,282
	AT&T, Inc.
80	Exercise Price: $35.00, Expiration Date: July 17, 2015	4,320
25	Exercise Price: $35.00, Expiration Date: August 21, 2015	1,787

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Avis Budget Group, Inc.
108	Exercise Price: $62.50, Expiration Date: August 21, 2015	$4,590
	Canadian Pacific Railway Ltd.
88	Exercise Price: $180.00, Expiration Date: September 18, 2015	30,360
	Catamaran Corp.
1	Exercise Price: $65.00, Expiration Date: July 17, 2015	5
	Endo International PLC
2	Exercise Price: $90.00, Expiration Date: October 16, 2015	790
4	Exercise Price: $95.00, Expiration Date: October 16, 2015	1,040
	Pall Corp.
5	Exercise Price: $120.00, Expiration Date: September 18, 2015	2,775
	Teva Pharmaceutical Industries Ltd. - ADR
1	Exercise Price: $65.00, Expiration Date: June 19, 2015	23

	TOTAL CALL OPTIONS (Cost $63,709)	49,645

	PUT OPTIONS – 0.4%
	AT&T, Inc.
18	Exercise Price: $34.50, Expiration Date: June 19, 2015	981
95	Exercise Price: $33.00, Expiration Date: July 17, 2015	4,038
	Catamaran Corp.
22	Exercise Price: $55.00, Expiration Date: October 16, 2015	1,430
1	Exercise Price: $57.50, Expiration Date: October 16, 2015	95
1	Exercise Price: $57.50, Expiration Date: January 15, 2016	100
	Dresser-Rand Group, Inc.
10	Exercise Price: $50.00, Expiration Date: January 15, 2016	50
5	Exercise Price: $75.00, Expiration Date: January 15, 2016	125
	Hertz Global Holdings, Inc.
177	Exercise Price: $16.00, Expiration Date: September 18, 2015	6,638
	iShares Russell 2000 ETF
203	Exercise Price: $120.00, Expiration Date: July 17, 2015	33,799
	Pinnacle Entertainment, Inc.
283	Exercise Price: $30.00, Expiration Date: June 19, 2015	2,830
	Polypore International, Inc.
3	Exercise Price: $52.50, Expiration Date: June 19, 2015	18
	S&P 500 Index
1	Exercise Price: $1,900.00, Expiration Date: June 12, 2015	55
1	Exercise Price: $2,100.00, Expiration Date: June 12, 2015	1,720
2	Exercise Price: $1,920.00, Expiration Date: June 19, 2015	290
4	Exercise Price: $1,940.00, Expiration Date: June 19, 2015	780
2	Exercise Price: $2,080.00, Expiration Date: June 19, 2015	3,220
4	Exercise Price: $2,100.00, Expiration Date: June 19, 2015	8,820
	Synageva BioPharma Corp.
23	Exercise Price: $160.00, Expiration Date: June 19, 2015	5,405

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Synageva BioPharma Corp. (Continued)
9	Exercise Price: $100.00, Expiration Date: July 17, 2015	$1,035
	Time Warner Cable, Inc.
8	Exercise Price: $160.00, Expiration Date: June 19, 2015	120

	TOTAL PUT OPTIONS (Cost $91,012)	71,549

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $154,721)	121,194

Number of Shares

	SHORT-TERM INVESTMENTS – 8.4%
1,506,588	Fidelity Institutional Money Market Portfolio - Class I, 0.101%[3]	1,506,588

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,506,588)	1,506,588

	TOTAL INVESTMENTS – 95.7% (Cost $16,687,085)	17,241,988
	Other Assets in Excess of Liabilities – 4.3%	775,081

	TOTAL NET ASSETS – 100.0%	$18,017,069

	SECURITIES SOLD SHORT – (24.0)%
	COMMON STOCKS – (14.3)%
	ANALOG INTEGRATED CIRCUITS – (2.2)%
(3,602)	NXP Semiconductors N.V.*2	$(404,324)

	BANKS – (0.5)%
(1,430)	BB&T Corp.	(56,442)
(238)	M&T Bank Corp.	(28,770)
		(85,212)
	CABLE & SATELLITE – (0.4)%
(377)	Charter Communications, Inc. - Class A*	(67,490)

	COMMERCIAL GROWTH BIOTECHNOLOGY – (1.4)%
(1,479)	Alexion Pharmaceuticals, Inc.*	(242,319)

	DIVERSIFIED BANKS – (0.9)%
(2,447)	Royal Bank of Canada[2]	(155,703)

	DOLLAR STORES – (0.9)%
(2,242)	Dollar Tree, Inc.*	(168,128)

	E-COMMERCE DISCRETIONARY – (2.6)%
(5,325)	Alibaba Group Holding Ltd. - ADR*2	(475,629)

	LOGIC, PROCESSORS & APPLICATION SPECIFIC – (0.2)%
(270)	Avago Technologies Ltd.[2]	(39,979)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	METAL CONTAINERS & PACKAGING – (0.4)%
(1,022)	Ball Corp.	$(72,552)

	OILFIELD SERVICES & EQUIPMENT – (0.9)%
(2,577)	Baker Hughes, Inc.	(166,113)

	TELECOMMUNICATIONS EQUIPMENT – (0.4)%
(2,279)	ARRIS Group, Inc.*	(75,230)

	WIRELESS TELECOM SERVICES – (3.5)%
(18,204)	AT&T, Inc.	(628,766)

	TOTAL COMMON STOCKS (Proceeds $2,581,646)	(2,581,445)

	EXCHANGE-TRADED FUNDS – (9.7)%
(977)	Consumer Discretionary Select Sector SPDR Fund	(74,545)
(1,767)	Energy Select Sector SPDR Fund	(138,480)
(3,418)	Financial Select Sector SPDR Fund	(84,083)
(212)	iShares Nasdaq Biotechnology ETF	(77,386)
(3,484)	iShares Russell 2000 ETF	(431,737)
(591)	iShares U.S. Real Estate ETF	(44,461)
(828)	Powershares QQQ Trust Series 1	(91,121)
(3,276)	SPDR S&P 500 ETF Trust	(691,662)
(525)	SPDR S&P Retail ETF	(51,340)
(1,541)	Technology Select Sector SPDR Fund	(66,833)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,751,037)	(1,751,648)

	TOTAL SECURITIES SOLD SHORT (Proceeds $4,332,683)	$(4,333,093)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.2)%
	CALL OPTIONS – (0.1)%
	Canadian Pacific Railway Ltd.
(88)	Exercise Price: $200.00, Expiration Date: September 18, 2015	$(6,160)

	TOTAL CALL OPTIONS (Proceeds $8,786)	(6,160)

	PUT OPTIONS – (0.1)%
	AT&T, Inc.
(18)	Exercise Price: $33.50, Expiration Date: June 19, 2015	(405)
	iShares Russell 2000 ETF
(203)	Exercise Price: $112.00, Expiration Date: July 17, 2015	(9,541)
	S&P 500 Index
(2)	Exercise Price: $2,000.00, Expiration Date: June 12, 2015	(500)
(4)	Exercise Price: $2,000.00, Expiration Date: June 19, 2015	(1,840)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	S&P 500 Index (Continued)
(8)	Exercise Price: $2,020.00, Expiration Date: June 19, 2015	$(5,040)

	TOTAL PUT OPTIONS (Proceeds $23,791)	(17,326)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $32,577)	$(23,486)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

SWAP CONTRACT
TOTAL RETURN SWAP CONTRACTS

		Notional Amount	Pay/Receive Total Return on Reference Entity	Financing Rate[4]	Termination Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Counterparty	Reference Entity

Morgan Stanley	BG Group PLC	£124,809	Receive	0.51%	12/6/16	$-	$(2,930)
Morgan Stanley	Pace PLC	$101,011	Receive	0.19	3/1/16	-	(2,312)
Morgan Stanley	Rexam PLC	$192,770	Receive	0.19	3/1/16	-	(1,289)
Morgan Stanley	Royal Dutch Shell PLC	£97,832	Pay	0.45	12/6/16	-	4,300
Morgan Stanley	Synergy Health PLC	£147,819	Receive	0.51	12/6/16	-	453
Morgan Stanley	Telecity Group PLC	£36,386	Receive	0.51	12/6/16	-	(1,603)
Morgan Stanley	TNT Express NV	€30,737	Receive	0.05	11/15/16	-	1,447
Morgan Stanley	TSB Banking Group PLC	£62,127	Receive	0.51	12/6/16	-	4,536
TOTAL TOTAL RETURN SWAP CONTRACTS						$-	$2,602

£ – British Pound
€ – Euro
[4]	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Schedule of Investements.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
Ramius Event Driven Equity Fund  (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
May 31, 2015 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements.  The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
May 31, 2015 (Unaudited)

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Note 3 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$17,157,720

Gross unrealized appreciation	$555,315
Gross unrealized depreciation	(471,047)

Net unrealized appreciation on investments	$84,268

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
May 31, 2015 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks**	$15,614,206	$-	$-	$15,614,206
Purchased Options Contracts	111,829	9,365	-	121,194
Short-Term Investments	1,506,588	-	-	1,506,588
Total Investments	17,232,623	9,365	-	17,241,988
Other Financial Instruments***
Swap Contracts	-	10,736	-	10,736
Total Assets	$17,232,623	$20,101	$-	$17,252,724

Liabilities
Securities Sold Short
Common Stocks**	$2,581,445	$-	$-	$2,581,445
Exchange-Traded Funds	1,751,648	-	-	1,751,648
Total Securities Sold Short	4,333,093	-	-	4,333,093
Written Options Contracts	17,326	6,160	-	23,486
Other Financial Instruments***
Swap Contracts	-	8,134	-	8,134
Total Liabilities	$4,350,419	$14,294	$-	$4,364,713

*	The Fund did not hold any Level 3 securities at period end.
**	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
May 31, 2015 (Unaudited)

***	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	7/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill

Date:	7/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	7/29/15